Note 9 - Incentive Plans (Details Textual) - USD ($)		1 Months Ended				3 Months Ended		4 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 01, 2021	Jul. 31, 2021	Jun. 30, 2021	Nov. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expense				$ 302,000		$ 1,023,000	$ 0	$ 15,776,000		$ 1,989,000	$ 0	$ 0		$ 0
Outside Directors [Member]
Share-based Payment Arrangement, Expense				$ 302,000
Stock Issued During Period, Shares, Issued for Services (in shares)				62,500
Each Outside Director [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)				12,500
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense								15,500,000		1,900,000	0
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			$ 1,900,000			1,900,000		$ 3,800,000	$ 3,800,000	$ 1,900,000			$ 3,800,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					2 years
Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)										2 years
Restricted Stock [Member] | Outside Directors [Member]
Share-based Payment Arrangement, Expense										$ 57,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	67,779
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	1 year
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)			52,883
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			$ 626,000			$ 626,000				$ 626,000
Restricted Stock [Member] | Outside Directors [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)		14,896
The 401K Plan [Member]
Defined Contribution Plan, Period of Employment for Eligibility (Month)										3 months			3 months
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent										80.00%			80.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match										100.00%			100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay										4.00%			4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount									$ 49,000	$ 111,000	$ 0